Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	11,981,668
Proposed Maximum Offering Price per Unit | $ / shares	31.59
Maximum Aggregate Offering Price	$ 378,500,892.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 52,270.98
Offering Note

(1)
Consists of 11,981,668 Ordinary shares registered pursuant to this prospectus supplement to be offered by the selling stockholder named herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”). The registrant is also registering an indeterminate number of additional Ordinary shares that may become issuable as a result of any share dividend, share split, recapitalization or other similar transaction.

(2)
Estimated solely for the purpose of computing the amount of the registered fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the ordinary shares on July 29, 2026 as reported on The Nasdaq Global Select Market, which was $31.59 per share.

(3)
Payment of the registration fee at the filing of the registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form F-3 on Form S-3POSASR (File No. 333-284369) on August 28, 2025 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act, and is paid herewith. This “Calculation of Filing Fee” table shall be deemed to update the table in Item 14 of the Registration Statement.